Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

22.    Commitments and Contingencies

(a)    Operating lease Commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses under operating leases included in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss were RMB18,653 and RMB5,789 for six months ended June 30, 2021 and 2022, respectively.

As of June 30, 2022, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2022 (remaining)	3,885
2023	6,532
2024	5,341
2025	5,127
Thereafter	—
Total	20,885

As of December 31, 2021, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2022	10,642
2023	9,145
2024	7,585
2025	5,057
2026	222
Thereafter	—
Total	32,651

(b)    Capital commitment

As a limited partner of those equity method investees disclosed in note 10, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB301,444 and RMB300,019 as of December 31, 2021 and June 30, 2022, respectively.